Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 9 - Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements other than disclosed.

On January 1, 2021, Messrs. David Garrity a director, and Charles Allen and Michal Handerhan, executive officers and directors of the Company subscribed for 1,100,000 shares of the Company’s to be designated Series C-2 Convertible Preferred Stock (the “Series C-2”), for a total of $1,100,000 at $1.00 per Share of Series C-2. Subsequently the Company received all funds and filed the Series C-2 Certificate of Designation with the State of Nevada. The material terms of the Series C-2 (as corrected) are summarized as follows:

Redemption and Stockholder Approval: Under the terms of the Series C-2, the Company shall call a special meeting of stockholders within 180 days of the initial issuance date seeking stockholder ratification of the issuance of the Series C-2. If the ratification of the issuance is not approved prior to the twelve-month anniversary of the initial issuance date (the “Vote Deadline”), the Series C-2 will be redeemed at a price equal to 107% of (i) the stated value per share, or $1.07 per share, plus (ii) all unpaid dividends thereon. If the Company has filed a proxy with the Securities and Exchange Commission prior to the Vote Deadline and is unable to conduct a vote prior to the Vote Deadline then the Vote Deadline will be extended until such time as the vote is conducted. The Series C-2 will not be entitled to vote on the ratification.

Conversion: Each share of Series C-2 is convertible into shares of the Company’s common stock, par value $0.001 per share, beginning on the two-year anniversary of the initial issuance date at a per-share conversion rate determined by dividing the stated value by $0.17, subject to anti-dilution adjustment provisions described below, if applicable. Further, the Series C-2 automatically converts into shares of common stock upon the earlier of: (i) the four-year anniversary of the initial issuance date, and (ii) the Company’s common stock being listed on a national securities exchange.

Ranking: The Series C-2 ranks senior to the Company’s common stock, and to all other classes and series of equity securities of the Company which by their terms do not rank pari passu or senior to the Series C-2. The Series C-2 is subordinate to and ranks junior to all indebtedness of the Company. The holders of the Series C-2 are entitled to receive dividends or distributions on each share of Series C-2 on an as converted basis.

Voting Rights: If the issuance of the Series C-2 is ratified by the stockholders of the Company, each share of Series C-2 shall vote on an as converted basis with the common stock or other equity securities of the Company on a two vote per one share of common stock basis. The common stock into which the Series C-2 is convertible shall, when issued, have all the same voting rights as other issued and outstanding common stock of the Company.

Anti-Dilution Adjustment: If at any time after the initial issuance date, the Company raises capital equal to or in excess of $5 million by issuing common stock or common stock equivalents, then the following amount will be added to the numerator of the per-share conversion formula: the product of: (i) 0.0000004, and (ii) the aggregate amount of all capital raised by the Company after the initial issuance date, subject to a $13 million cap.

On January 1, 2021, the Board of Directors of the Company approved grants of the following performance-based awards (“Awards”) under the Company’s 2021 Equity Incentive Plan: (i) 12 million stock options with an exercise price of $0.19 (the closing stock price on the last trade date immediately prior to the grant) and (ii) 2.75 million restricted stock units, to Messrs. Allen and Handerhan, directors and executive officers of the Company and Messrs Garrity a director of the Company. Of the Awards, Mr. Allen, was granted 7,500,000 stock options and 2,000,000 restricted stock units, Mr. Handerhan was granted 3,500,000 stock options and 500,000 restricted stock units, Mr. Garrity was granted 1,000,000 stock options and 250,000 restricted stock units. The vesting and exercisability of these Awards, which are subject to stockholder approval, are summarized as follows:

4.8 million options will vest on January 1, 2022 and the remaining options and the restricted stock units will vest based upon the following milestones:

●	1,800,000 options when the trailing 20-day average trading price is greater than or equal to $0.228
●	1,800,000 options when the trailing 20-day average trading price is greater than or equal to $0.274
●	1,800,000 options when the trailing 20-day average trading price is greater than or equal to $0.328
●	1,800,000 options when the trailing 20-day average trading price is greater than or equal to $0.394
●	2,750,000 restricted stock units when the Company lists its Common Stock on the Nasdaq or NYSE

The trading price shall be defined as the closing price on each such day.

The Company intends to seek stockholder approval for the vesting and exercisability of the foregoing equity incentive plan awards at the same special meeting to be held for the ratification of the Series C-2 issuance.

On January 11, 2021, the Company issued RedChip Companies Inc. 400,000 shares of common stock in connection with an 18 month investor relations engagement.

On January 15, 2021, the Company issued Cavalry a $1,000,000 promissory note (the “2021 Promissory Note”) and a Series D warrant to purchase 2,000,0000 shares of the Company’s Common Stock (the “Series D Warrant”) in consideration for $1,000,000. The 2021 December Promissory Note is (i) due on November 15, 2021, (ii) convertible at a 35% discount to the closing price of the Company’s common stock on the date before exercise with a floor price of $0.75 per share and (iii) shall bear interest at 12% per annum (payable at maturity). Subject to certain limitations, the Company may force conversion of the Promissory Note. The 2,000,000 Series D Warrants are exercisable for cash only at $2.16 per share, over a two-year period, and do not contain anti-dilution or price protection.

On January 15, 2021, the Company issued 2,000,000 shares of the Company’s Common Stock to Cavalry upon the exercise of all their Series C warrants and payment of the exercise price of $400,000. Cavalry and the Company entered into an agreement whereby the Cavalry would exercise early for cash provided that the Company register the underlying shares of Common Stock within 30 days of exercise.

All of the above offerings and sales were deemed to be exempt under Section 4(a)(2) of the Securities Act of 1933, as amended. No advertising or general solicitation was employed in offering the securities. The offerings and sales were made to a limited number of accredited investors, and transfer was restricted by us in accordance with the requirements of the Securities Act of 1933. Each investor agreed that it was purchasing for investment and not with a view to distribution.

On January 21, 2021, the Company filed a Certificate of Withdrawal with the Secretary of State of the State of Nevada. The Certificate of Withdrawal, which was effective upon filing, eliminated from the Articles of Incorporation of the Company all matters set forth in the Company’s Certificate of Designation with respect to the Company’s Series A Preferred Stock that had been previously filed with the Secretary of State of the State of Nevada on December 9, 2016. No shares of the Series A Preferred Stock were issued or outstanding at the time of the filing of the Certificate of Withdrawal, and none will be issued.

On January 21, 2021, the Company filed a Certificate of Withdrawal with the Secretary of State of the State of Nevada. The Certificate of Withdrawal, which was effective upon filing, eliminated from the Articles of Incorporation of the Company all matters set forth in the Company’s Certificate of Designation with respect to the Company’s Series B Convertible Preferred Stock that had been previously filed with the Secretary of State of the State of Nevada on March 15, 2017. No shares of the Series B Convertible Preferred Stock were issued or outstanding at the time of the filing of the Certificate of Withdrawal, and none will be issued.

On January 6, 2021, the Company issued Series C-2 Preferred Stock to Messrs. David Garrity, a director, and Charles Allen and Michal Handerhan, executive officers and directors of the Company. After further review, the Company determined that there was a scrivener’s error in Section 6 (Ant-Dilution Adjustment) of the Certificate of Designation. The formula was meant to be the product of (i) 0.0000004 (as opposed to the filed 0.000002), and (ii) the aggregate amount of all capital raised by the Company after the initial issuance date, subject to a $13 million cap. On January 21, 2021 the Company filed a Certificate of Correction in the state of Nevada to fix this error.